Financial Instruments (Schedule of Composition of Derivatives) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 273		€ 639
Derivatives presented under non-current assets	1,488	$ 1,587	2,635
Derivatives presented under current liabilities	(33,183)	(35,390)	(14,783)
Derivatives presented under non-current liabilities	(28,354)	$ (30,239)	(10,107)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(33,183)		(11,352)
Derivatives presented under non-current liabilities	(28,354)		(9,542)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	0		639
Derivatives presented under non-current assets	0		2,635
Swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	273		0
Derivatives presented under non-current assets	1,488		0
Derivatives presented under current liabilities	0		(3,431)
Derivatives presented under non-current liabilities	€ 0		€ (565)